Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 5.8%
64,493		AT&T, Inc.	$1,131,207	1.1
39,440		Comcast Corp. – Class A	1,427,334	1.4
6,336		Electronic Arts, Inc.	803,848	0.8
3,660		Interpublic Group of Cos., Inc.	101,162	0.1
7,942		Omnicom Group	531,320	0.5
100,711	(1)	Sirius XM Holdings, Inc.	613,330	0.6
33,995		Verizon Communications, Inc.	1,421,331	1.3
			6,029,532	5.8

		Consumer Discretionary: 3.8%
4,910		Genuine Parts Co.	766,009	0.7
6,883		Hasbro, Inc.	542,518	0.5
370		Home Depot, Inc.	106,715	0.1
7,942		LKQ Corp.	422,673	0.4
10,538		Service Corp. International	650,300	0.6
3,897		Target Corp.	624,845	0.6
6,547		Travel + Leisure Co.	277,593	0.3
5,079		Yum! Brands, Inc.	564,988	0.6
			3,955,641	3.8

		Consumer Staples: 8.0%
11,147		Coca-Cola Co.	687,881	0.7
8,425		Conagra Brands, Inc.	289,652	0.3
25,268		Flowers Foods, Inc.	689,816	0.7
11,485		General Mills, Inc.	882,048	0.8
2,240		Hershey Co.	503,261	0.5
8,601		Kellogg Co.	625,637	0.6
13,985		Mondelez International, Inc.	865,112	0.8
4,623		PepsiCo, Inc.	796,404	0.8
14,255		Philip Morris International, Inc.	1,361,210	1.3
11,792		Procter & Gamble Co.	1,626,589	1.5
			8,327,610	8.0

		Energy: 6.7%
17,759		Baker Hughes Co.	448,592	0.4
750		Cheniere Energy, Inc.	120,135	0.1
14,065		Chevron Corp.	2,223,114	2.1
2,984		ConocoPhillips	326,599	0.3
752		Diamondback Energy, Inc.	100,227	0.1
11,807		DT Midstream, Inc.	651,864	0.6
5,548		EOG Resources, Inc.	672,972	0.7
1,089		Exxon Mobil Corp.	104,098	0.1
7,991		Kinder Morgan, Inc.	146,395	0.1
9,056		Marathon Petroleum Corp.	912,392	0.9
7,139		Targa Resources Corp.	487,094	0.5
7,010		Valero Energy Corp.	821,011	0.8
			7,014,493	6.7

		Financials: 19.3%
3,825		Aflac, Inc.	227,282	0.2
6,494		Allstate Corp.	782,527	0.7
2,397		Aon PLC	669,386	0.6
3,703		Assurant, Inc.	586,888	0.6
10,968		Axis Capital Holdings Ltd.	582,949	0.6
10,005		Bank of America Corp.	336,268	0.3
3,913		Bank of Hawaii Corp.	305,292	0.3
12,770		Bank OZK	517,568	0.5
1,526		Blackrock, Inc.	1,016,911	1.0
3,829		Cboe Global Markets, Inc.	451,707	0.4
22,595		Citigroup, Inc.	1,102,862	1.1
17,006		Citizens Financial Group, Inc.	623,780	0.6
4,457		CME Group, Inc.	871,834	0.8
13,910		Essent Group Ltd.	556,261	0.5
479		Everest Re Group Ltd.	128,875	0.1
1,322		Factset Research Systems, Inc.	572,876	0.5
13,280		Fidelity National Financial, Inc.	519,248	0.5
9,799		First American Financial Corp.	524,247	0.5
6,126		Hancock Whitney Corp.	295,457	0.3
2,979		Hanover Insurance Group, Inc.	385,453	0.4
10,075		Hartford Financial Services Group, Inc.	647,923	0.6
4,533		International Bancshares Corp.	189,162	0.2
921		JPMorgan Chase & Co.	104,745	0.1
16,315		Keycorp	288,612	0.3
3,433		Loews Corp.	189,879	0.2
3,983		Marsh & McLennan Cos., Inc.	642,737	0.6
12,645		Metlife, Inc.	813,453	0.8
45,786		MGIC Investment Corp.	654,282	0.6
3,668		Morgan Stanley	312,587	0.3
26,936		Old Republic International Corp.	588,282	0.6
8,806		Prosperity Bancshares, Inc.	624,169	0.6
24,070		Regions Financial Corp.	521,597	0.5
4,071		T. Rowe Price Group, Inc.	488,520	0.5
4,586		Travelers Cos, Inc.	741,281	0.7
11,948		Unum Group	452,232	0.4
19,428		US Bancorp	886,111	0.8
9,518		Washington Federal, Inc.	304,671	0.3
13,619		Wells Fargo & Co.	595,287	0.6
508		Willis Towers Watson PLC	105,070	0.1
			20,208,271	19.3

		Health Care: 17.2%
9,685		Abbott Laboratories	994,165	1.0
3,783		AbbVie, Inc.	508,662	0.5
1,399		Agilent Technologies, Inc.	179,422	0.2
2,782		Amgen, Inc.	668,515	0.6
3,458		Becton Dickinson & Co.	872,868	0.8
20,393		Bristol-Myers Squibb Co.	1,374,692	1.3
11,551		Cardinal Health, Inc.	816,887	0.8
1,097		Cigna Corp.	310,945	0.3
6,668		CVS Health Corp.	654,464	0.6
1,180		Elevance Health, Inc.	572,430	0.5
2,731		Eli Lilly & Co.	822,659	0.8
16,822		Gilead Sciences, Inc.	1,067,692	1.0
17,933		Johnson & Johnson	2,893,310	2.8
2,431		McKesson Corp.	892,177	0.9

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

3,165	Medtronic PLC	278,267	0.3
14,553	Merck & Co., Inc.	1,242,244	1.2
40,578	Pfizer, Inc.	1,835,343	1.8
1,217	Thermo Fisher Scientific, Inc.	663,654	0.6
1,617	UnitedHealth Group, Inc.	839,757	0.8
2,745	Zoetis, Inc.	429,675	0.4
		17,917,828	17.2

	Industrials: 10.2%
6,726	3M Co.	836,378	0.8
3,995	AECOM	292,234	0.3
1,641	Allegion Public Ltd.	156,059	0.1
7,428	Booz Allen Hamilton Holding Corp.	710,860	0.7
7,559	CSX Corp.	239,242	0.2
2,201	Cummins, Inc.	474,029	0.5
9,107	Emerson Electric Co.	744,406	0.7
6,386	Fortive Corp.	404,425	0.4
3,002	Illinois Tool Works, Inc.	584,880	0.6
11,169	Johnson Controls International plc	604,690	0.6
2,715	L3Harris Technologies, Inc.	619,536	0.6
1,482	Lockheed Martin Corp.	622,603	0.6
3,333	Manpowergroup, Inc.	244,376	0.2
7,610	MSC Industrial Direct Co.	602,788	0.6
5,819	Robert Half International, Inc.	447,888	0.4
2,206	Rockwell Automation, Inc.	522,690	0.5
3,135	United Parcel Service, Inc. - Class B	609,789	0.6
3,387	Verisk Analytics, Inc.	633,911	0.6
4,341	Waste Connections, Inc.	604,180	0.6
1,226	WW Grainger, Inc.	680,357	0.6
		10,635,321	10.2

	Information Technology: 10.7%
8,352	Amdocs Ltd.	713,845	0.7
3,172	Automatic Data Processing, Inc.	775,268	0.7
35,976	Cisco Systems, Inc.	1,608,847	1.5
9,503	Cognizant Technology Solutions Corp.	600,304	0.6
7,029	Dolby Laboratories, Inc.	514,804	0.5
9,712	Genpact Ltd.	456,270	0.4
5,504	International Business Machines Corp.	706,989	0.7
3,138	Jack Henry & Associates, Inc.	603,124	0.6
21,102	Juniper Networks, Inc.	599,719	0.6
1,890	Microsoft Corp.	494,178	0.5
8,491	NetApp, Inc.	612,456	0.6
21,744	NortonLifeLock, Inc.	491,197	0.5
6,625	Oracle Corp.	491,244	0.5
5,000	Paychex, Inc.	616,700	0.6
1,855	Roper Technologies, Inc.	746,786	0.7
4,677	SS&C Technologies Holdings, Inc.	260,790	0.2
5,216	Texas Instruments, Inc.	861,735	0.8
		11,154,256	10.7

	Materials: 3.7%
3,251	Air Products & Chemicals, Inc.	820,715	0.8
22,290	Amcor PLC	267,703	0.2
10,462	International Paper Co.	435,428	0.4
12,321	Newmont Corp.	509,597	0.5
4,371	Packaging Corp. of America	598,477	0.6
1,345	Sherwin-Williams Co.	312,175	0.3
10,959	Sonoco Products Co.	690,636	0.7
6,439	WestRock Co.	261,359	0.2
		3,896,090	3.7

	Real Estate: 6.1%
1,621	Digital Realty Trust, Inc.	200,404	0.2
6,087	First Industrial Realty Trust, Inc.	308,489	0.3
10,098	Gaming and Leisure Properties, Inc.	487,430	0.5
6,178	Healthcare Realty Trust, Inc.	150,249	0.1
16,129	Highwoods Properties, Inc.	490,483	0.5
9,635	Invitation Homes, Inc.	349,558	0.3
10,474	Iron Mountain, Inc.	551,037	0.5
5,091	Kilroy Realty Corp.	248,288	0.2
1,112	Lamar Advertising Co.	104,406	0.1
4,648	Life Storage, Inc.	591,458	0.6
1,522	Mid-America Apartment Communities, Inc.	252,150	0.2
14,697	National Retail Properties, Inc.	659,895	0.6
9,375	National Storage Affiliates Trust	473,625	0.5
3,861	ProLogis, Inc.	480,733	0.5
1,521	Realty Income Corp.	103,854	0.1
11,703	SL Green Realty Corp.	516,922	0.5
4,341	WP Carey, Inc.	364,774	0.4
		6,333,755	6.1

	Utilities: 7.0%
3,086	Consolidated Edison, Inc.	301,626	0.3
6,295	DTE Energy Co.	820,490	0.8
9,640	Duke Energy Corp.	1,030,612	1.0
10,910	Edison International	739,371	0.7
5,167	Entergy Corp.	595,755	0.6
3,100	Eversource Energy	278,039	0.2
5,514	National Fuel Gas Co.	392,983	0.4
25,362	PPL Corp.	737,527	0.7
3,355	Sempra Energy	553,474	0.5
14,242	Southern Co.	1,097,631	1.0
7,841	WEC Energy Group, Inc.	808,721	0.8
		7,356,229	7.0

	Total Common Stock
	(Cost $101,056,792)	102,829,026	98.5

EXCHANGE-TRADED FUNDS: 1.0%
6,626	iShares Russell 1000 Value ETF	993,635	1.0

	Total Exchange-Traded Funds
	(Cost $999,560)	993,635	1.0

	Total Long-Term Investments
	(Cost $102,056,352)	103,822,661	99.5

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.6%
624,372	(2) Deutsche Bank Securities Inc., Repurchase Agreement dated 08/31/22, 2.25%, due 09/01/22 (Repurchase Amount $624,410, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $636,534, due 01/15/23-05/15/52)
	(Cost $624,372)	624,372	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
235,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170%
	(Cost $235,000)	235,000	0.2

	Total Short-Term Investments
	(Cost $859,372)	859,372	0.8

	Total Investments in Securities (Cost $102,915,724)	$104,682,033	100.3
	Liabilities in Excess of Other Assets	(331,437)	(0.3)
	Net Assets	$104,350,596	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of August 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$102,829,026	$–	$–	$102,829,026
Exchange-Traded Funds	993,635	–	–	993,635
Short-Term Investments	235,000	624,372	–	859,372
Total Investments, at fair value	$104,057,661	$624,372	$–	$104,682,033

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2022 (Unaudited) (Continued)

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $103,521,207.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,597,264
Gross Unrealized Depreciation	(6,436,438)

Net Unrealized Appreciation	$1,160,826